SHORT-TERM AND LONG-TERM DEBTS - Summary of Short-term debts (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term debts
Short-term debts	¥ 39,071,500	¥ 349,299,134	$ 5,503,106
Minimum
Short-term debts
Short-term borrowings, Fixed annual rate	1.50%	1.45%	1.50%
Short-term borrowings, Term	1	1
Maximum
Short-term debts
Short-term borrowings, Fixed annual rate	3.44%	5.25%	3.44%
Short-term borrowings, Term	12 months	12 months